VARIABLE INTEREST ENTITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
VARIABLE INTEREST ENTITIES
7. VARIABLE INTEREST ENTITIES
The disclosures in this note apply to both Registrants, unless indicated otherwise.
The Registrants perform qualitative analyses to determine whether a variable interest qualifies them as the primary beneficiary (a controlling financial interest) of a VIE. An enterprise has a controlling financial interest if it has both: (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and (ii) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The Registrants consolidate a VIE when it is determined that it is the primary beneficiary. JCP&L does not have any consolidated or unconsolidated VIEs.
In order to evaluate contracts for consolidation treatment and entities for which FirstEnergy has an interest, FirstEnergy aggregates variable interests into categories based on similar risk characteristics and significance.
FirstEnergy - Consolidated VIEs
VIEs in which FirstEnergy is the primary beneficiary consist of the following, and are included in FirstEnergy’s consolidated financial statements:

•	Securitization Companies

•
Ohio Securitization Companies -
In June 2013, the SPEs formed by the Ohio Companies issued approximately $445 million of pass-through trust certificates supported by phase-in
recovery bonds to securitize the recovery of certain
all-electric
customer heating discounts, fuel and purchased power regulatory assets. The phase-in
recovery bonds are payable only from, and secured by, phase in recovery property owned by the SPEs. The bondholder has no recourse to the general credit of FirstEnergy or any of the Ohio Companies. Each of the Ohio Companies, as servicer of its respective SPE, manages and administers the phase in recovery property including the billing, collection and remittance of usage-based charges payable by retail electric customers. The SPEs are considered VIEs and each one is consolidated into its applicable electric company. As of March 31, 2026 and December 31, 2025, $150 million and $159 million of the phase-in
recovery bonds were outstanding, respectively.

•
MP and PE Environmental Funding Companies -
The consolidated financial statements of FirstEnergy include environmental control bonds issued by two bankruptcy remote, special purpose limited liability companies that are indirect subsidiaries of MP and PE. Proceeds from the bonds were used to construct environmental control facilities. Principal and interest owed on the environmental control bonds is secured by, and payable solely from, the proceeds of the environmental control charges. Creditors of FirstEnergy, other than the limited liability company SPEs, have no recourse to any assets or revenues of the special purpose limited liability companies. As of March 31, 2026 and December 31, 2025, $139 million and $156 million of environmental control bonds were outstanding, respectively.

•
FirstEnergy’s Consolidated Balance Sheets include restricted cash of $27 million and $40 million, respectively, as of March 31, 2026 and December 31, 2025 which is related to cash collected from MP, PE and the Ohio Companies’ customers that is specifically used to service debt of their respective funding companies.

•	FET

•
FET is a holding company that owns equity interests in ATSI, MAIT, TrAIL and PATH. As further discussed above, on February 2, 2023, FE entered into an agreement with Brookfield to sell an incremental 30% equity interest in FET, which closed on March 25, 2024. As of March 31, 2026, FE’s equity ownership in FET is 50.1% and Brookfield’s is 49.9%. FirstEnergy has concluded that FET is a VIE and that FE is the primary beneficiary because FE has exposure to the economics of FET and the power to direct significant activities of FET through the FESC services agreement, which represents a separate variable interest.

•
Although Brookfield was granted incremental consent rights upon the closing of the FET Equity Interest Sale, Brookfield will not have unilateral control over any activities that most significantly impact FET’s economic performance. However, FE will continue to retain power over the activities that most significantly impact FET’s economic performance through its incremental decision-making rights under the existing FESC services agreement, through which executive management and workforce services are provided to FET. As a result, FE is the primary beneficiary of FET, which will continue to be consolidated in FirstEnergy’s financial statements.

•	The assets of FET can only be used to settle its obligations, and creditors of FET do not have recourse to the general credit of FirstEnergy.
FirstEnergy - Unconsolidated VIEs

•
PATH-WV
- FirstEnergy is not the primary beneficiary of
PATH-WV,
as further discussed above in Note 1., “Organization and Basis of Information – Equity Method Investments,” of the Combined Notes to Financial Statements of the Registrants.

•
Valley Link -
As of March 31, 2026, Valley Link is considered a VIE. As of March 31, 2026 and during the first quarter of 2026 investment balances and earnings recorded related to Valley Link were immaterial. See Note 1, “Organization and Basis of Information – Equity Method Investments,” of the Combined Notes to Financial Statements of the Registrants for additional information related to Valley Link.

8. VARIABLE INTEREST ENTITIES
The disclosures in this note apply to both Registrants, unless indicated otherwise.
The Registrants perform qualitative analyses to determine whether a variable interest qualifies them as the primary beneficiary (a controlling financial interest) of a VIE. An enterprise has a controlling financial interest if it has both: (i) the power to direct the a ctiv
ities of a VIE that most significantly impact the entity’s economic performance; and (ii) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The Registrants consolidate a VIE when it is determined that it is the primary beneficiary. JCP&L does not have any consolidated or unconsolidated VIE’s.
In order to evaluate contracts for consolidation treatment and entities for which FirstEnergy has an interest, FirstEnergy aggregates variable interests into categories based on similar risk characteristics and significance.
FirstEnergy - Consolidated VIEs
VIEs in which FirstEnergy is the primary beneficiary consist of the following and are included in FirstEnergy’s consolidated financial statements
:

•	Securitization Companies

•
Ohio Securitization Companies -
In June 2013, the SPEs formed by the Ohio Companies issued approximately $445 million of pass-through trust certificates supported by phase-in
recovery bonds to securitize the recovery of certain
all-electric
customer heating discounts, fuel and purchased power regulatory assets. The phase-in
recovery bonds are payable only from, and secured by, phase in recovery property owned by the SPEs. The bondholder has no recourse to the general credit of FirstEnergy or any of the Ohio Companies. Each of the Ohio Companies, as servicer of its respective SPE, manages and administers the phase in recovery property including the billing, collection and remittance of usage-based charges payable by retail electric customers. The SPEs are considered VIEs and each one is consolidated into its applicable utility. As of December 31, 2025 and 2024, $159 million and $175 million of the phase-in
recovery bonds were outstanding, respectively.

•
MP and PE Environmental Funding Companies -
The consolidated financial statements of FirstEnergy include environmental control bonds issued by two bankruptcy remote, special purpose limited liability companies that are indirect subsidiaries of MP and PE. Proceeds from the bonds were used to construct environmental control facilities. Principal and interest owed on the environmental control bonds is secured by, and payable solely from, the proceeds of the environmental control charges. Creditors of FirstEnergy, other than the limited liability company SPEs, have no recourse to any assets or revenues of the special purpose limited liability companies. As of December 31, 2025 and 2024, $156 million and $188 million of environmental control bonds were outstanding, respectively.

•
FirstEnergy’s Consolidated Balance Sheets includes restricted cash of 40 million as of December 31, 2025 and 2024 which is related to cash collected from MP, PE and the Ohio Companies’ customers that is specifically used to service debt of their respective funding companies.

•	FET

•
FET is a holding company that owns equity interests in ATSI, MAIT, TrAIL and PATH. As further discussed above, on February 2, 2023, FE entered into an agreement with Brookfield to sell an incremental 30% equity interest in FET, which closed on March 25, 2024. As of December 31, 2025 FE’s equity ownership in FET is 50.1% and Brookfield’s is 49.9%. FirstEnergy has concluded that FET is a VIE and that FE is the primary beneficiary because FE has exposure to the economics of FET and the power to direct significant activities of FET through the FESC services agreement, which represents a separate variable interest.

•
Although Brookfield was granted incremental consent rights upon the closing of the FET Equity Interest Sale, Brookfield will not have unilateral control over any activities that most significantly impact FET’s economic performance. However, FE will continue to retain power over the activities that most significantly impact FET’s economic performance through its incremental decision making rights under the existing FESC services agreement, through which executive management and workforce services are provided to FET. As a result, FE is the primary beneficiary of FET, which will continue to be consolidated in FirstEnergy’s financial statements.

•	The assets of FET can only be used to settle its obligations, and creditors of FET do not have recourse to the general credit of FirstEnergy.

FirstEnergy - Unconsolidated VIEs
FirstEnergy is not the primary beneficiary of
PATH-WV,
as further discussed above in Note 1., Organization and Basis of Information – Equity Method Investments,” of the Combined Notes to Financial Statements of the Registrants. FirstEnergy was also not the primary beneficiary of its former
33-1/3%
equity ownership in Global Holding, which was sold to WMB Marketing Ventures, LLC and Pinesdale LLC in July 2025.

•
Valley Link -
As of December 31, 2025, Valley Link is considered a VIE. Amounts related to Valley Link are immaterial for the year ended December 31, 2025. See Note 1., “Organization and Basis of Information – Equity Method Investments,” of the Combined Notes to Financial Statements of the Registrants for additional information related to Valley Link.

In 2025, FET, DominionHV and Transource issued an equity support agreement to enable Valley Link to enter into a credit facility with a third party. The equity support agreement expires once all Valley Link credit agreement obligations are satisfied or when FET has fulfilled its support obligations under the equity support agreement. As of D ece
mber 31, 2025, the fair value of FET’s support obligations relating to the Valley Link credit facility was immaterial.